Defiance Next Gen SPAC Derived ETF
Schedule of Investments
September 30, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 65.1%
	Communication Services - 2.0%
8,028	Advantage Solutions, Inc. (a)	$69,442
3,930	AST SpaceMobile, Inc. (a)	42,522
3,618	CuriosityStream, Inc. (a)	38,134
7,521	Genius Sports, Ltd. (a)	140,342
8,445	Nexters, Inc. (a)	56,075
8,035	Playstudios, Inc. (a)	36,640
4,579	Reservoir Media, Inc. (a)	41,715
24,160	Skillz, Inc. (a)	237,251
21,193	Taboola.com, Ltd. (a)	179,293
		841,414
	Consumer Discretionary - 21.2%
6,381	Accel Entertainment, Inc. (a)	77,465
6,580	Arko Corporation (a)	66,458
14,207	Arrival SA (a)	186,822
15,486	Beachbody Company, Inc. (a)	85,792
1,783	Betterware de Mexico SAB de CV	63,404
10,002	Canoo, Inc. (a)	76,915
8,521	CarLotz, Inc. (a)	32,465
23,784	Cazoo Group, Ltd. (a)	184,802
33,759	DraftKings, Inc. - Class A (a)	1,625,833
5,051	Electric Last Mile Solutions I (a)	37,327
6,806	EVgo, Inc. (a)	55,469
20,647	Faraday Future Intelligent Electric, Inc. (a)	194,908
14,185	Fisker, Inc. (a)	207,810
4,270	Golden Nugget Online Gaming, Inc. (a)	74,170
12,966	Hall of Fame Resort & Entertainment Company (a)	34,360
11,859	Holley, Inc. (a)	141,596
11,171	Lordstown Motors Corporation - Class A (a)	89,145
162,542	Lucid Group, Inc. (a)	4,125,316
19,459	Luminar Technologies, Inc. (a)	303,560
11,902	Nerdy, Inc. (a)	118,901
1,714	PLBY Group, Inc. (a)	40,399
7,372	Porch Group, Inc. (a)	130,337
15,014	QuantumScape Corporation (a)	368,444
25,474	REE Automotive, Ltd. - Class A (a)	115,652
5,247	Rover Group, Inc. (a)	71,307
5,278	Rush Street Interactive, Inc. (a)	101,390
5,617	Shift Technologies, Inc. (a)	38,982
6,421	The Original BARK Company (a)	44,048
3,870	Vivint Smart Home, Inc. (a)	36,572
9,151	Volta, Inc. (a)	79,156
9,532	XL Fleet Corporation (a)	58,717
		8,867,522
	Consumer Staples - 1.5%
6,392	AppHarvest, Inc. (a)	41,676
4,804	Tattooed Chef, Inc. (a)	88,538
12,252	The Beauty Health Company - Class A (a)	318,184
5,834	Utz Brands, Inc.	99,936
3,804	Vintage Wine Estates, Inc. (a)	38,839
3,521	Whole Earth Brands, Inc. (a)	40,668
		627,841
	Energy - 0.3%
6,310	Archaea Energy, Inc. (a)	119,511
	Financials - 4.2%
22,048	Blue Owl Capital, Inc. - Class A	343,067
12,768	Broadmark Realty Capital, Inc.	125,892
5,910	Finance Of America Companies, Inc. - Class A (a)	29,254
3,787	GCM Grosvenor, Inc. - Class A	43,626
4,619	Hippo Holdings, Inc. (a)	21,617
4,125	International General Insurance Holdings, Ltd.	34,526
5,904	Katapult Holdings, Inc. (a)	32,059
5,100	MarketWise, Inc. (a)	42,126
6,330	MetroMile, Inc. (a)	22,472
9,308	Moneylion, Inc. (a)	63,015
10,702	Offerpad Solutions, Inc. (a)	93,321
3,702	OppFi, Inc. (a)	29,098
3,242	Perella Weinberg Partners	42,957
46,618	SoFi Technologies, Inc. (a)	740,294
8,354	Sunlight Financial Holdings, Inc. (a)	44,360
9,062	UWM Holdings Corporation	62,981
		1,770,665
	Health Care - 8.9%
8,797	23andMe Holding Company - Class A (a)	79,701
9,172	AdaptHealth Corporation (a)	213,616
10,078	ATI Physical Therapy, Inc. - Class A (a)	38,296
12,594	Butterfly Network, Inc. (a)	131,481
14,538	Cano Health, Inc. - Class A (a)	184,342
6,413	CareMax, Inc. - Class A (a)	61,950
12,039	Celularity, Inc. (a)	85,236
4,140	Cerevel Therapeutics Holdings, Inc. (a)	122,130
4,939	Clene, Inc. (a)	33,733
4,181	Clever Leaves Holdings, Inc. (a)	32,445
13,494	Clover Health Investments Corporation (a)	99,721
2,405	DermTech, Inc. (a)	77,225
2,467	eFFECTOR Therapeutics, Inc. (a)	34,661
8,676	Gemini Therapeutics, Inc. (a)	35,051
45,862	Ginkgo Bioworks Holdings, Inc. (a)	531,541
6,709	Hims & Hers Health, Inc. (a)	50,586
6,335	Humacyte, Inc. (a)	73,549
4,208	Immatics NV (a)	54,704
4,008	Immunovant, Inc. (a)	34,830
5,952	Intercure, Ltd. (a)	41,247
26,035	Multiplan Corporation (a)	146,577
4,753	Nautilus Biotechnology, Inc. (a)	29,184
6,008	New Frontier Health Corporation (a)	67,470
2,836	NRX Pharmaceuticals, Inc. (a)	26,290
15,696	Nuvation Bio, Inc. (a)	156,018
10,344	Owlet, Inc. (a)	57,823
4,829	Quantum-Si, Inc. (a)	40,274
23,873	Sema4 Holdings Corporation (a)	181,196
33,552	Sharecare, Inc. (a)	276,133
8,281	SOC Telemed, Inc. (a)	18,715
22,157	SomaLogic, Inc. (a)	274,525
4,930	Surrozen, Inc. (a)	34,904
9,097	Talkspace, Inc. (a)	33,204
9,910	Tango Therapeutics, Inc. (a)	128,136
10,315	UpHealth, Inc. (a)	32,595
9,147	Vicarious Surgical, Inc. (a)	136,839
2,676	Vincerx Pharma, Inc. (a)	43,271
		3,699,199
	Industrials - 14.0%
4,905	Advent Technologies Holdings, Inc. (a)	42,673
44,888	Alight, Inc. (a)	515,314
3,083	Alta Equipment Group, Inc. (a)	42,330
13,293	Archer Aviation, Inc. - Class A (a)	118,042
11,531	Astra Space, Inc. (a)	100,204
4,286	Atlas Technical Consultants, Inc. (a)	43,589
4,055	Berkshire Grey, Inc. (a)	28,507
10,357	BlackSky Technology, Inc. (a)	107,195
4,885	Blade Air Mobility, Inc. - Class A (a)	50,804
13,974	ChargePoint Holdings, Inc. (a)	279,340
4,818	Custom Truck One Source, Inc. - Class A (a)	44,952
15,257	Desktop Metal, Inc. - Class A (a)	109,393
14,017	Enovix Corporation (a)	264,781
4,200	Eos Energy Enterprises, Inc. (a)	58,926
11,702	FREYR Battery SA (a)	115,499
18,303	Hillman Solutions Corporation (a)	218,355
11,043	Hyliion Holdings Corporation (a)	92,761
24,823	Hyzon Motors, Inc. (a)	172,272
6,372	Janus International Group, Inc. (a)	77,993
18,305	Joby Aviation, Inc. (a)	184,148
7,633	Li-Cycle Holdings Corporation (a)	89,306
5,997	Lightning eMotors, Inc. (a)	51,274
10,090	Lilium NV (a)	106,046
8,969	Lion Electric Company (a)	113,189
18,619	Markforged Holding Corporation (a)	122,141
23,846	Microvast Holdings, Inc. (a)	196,014
4,566	Momentus, Inc. (a)	48,400
3,565	Nuvve Holding Corporation (a)	38,502
8,700	Otonomo Technologies, Ltd. (a)	41,586
6,122	PAE, Inc. (a)	36,609
18,831	Proterra, Inc. (a)	190,381
7,179	Redwire Corporation (a)	69,134
8,511	Rocket Lab USA, Inc. (a)	137,282
9,557	Romeo Power, Inc. (a)	47,307
7,320	Sarcos Technology and Robotics Corporation (a)	56,584
6,608	Skillsoft Corporation (a)	77,247
6,120	Spire Global, Inc. (a)	76,684
10,171	Stem, Inc. (a)	242,985
9,076	VELO3D, Inc. (a)	75,966
28,008	Vertiv Holdings Company	674,713
11,824	View, Inc. (a)	64,086
16,643	Virgin Galactic Holdings, Inc. (a)	421,068
24,651	Wheels Up Experience, Inc. (a)	162,450
9,879	Xos, Inc. (a)	45,740
		5,851,772
	Information Technology - 9.4%
8,387	Aeva Technologies, Inc. (a)	66,593
5,861	AEye, Inc. (a)	32,060
3,395	AgileThought, Inc. (a)	32,151
5,410	Arqit Quantum, Inc. (a)	108,579
18,049	AvePoint, Inc. (a)	153,236
6,040	BTRS Holdings, Inc. (a)	64,266
17,951	CCC Intelligent Solutions Holdings, Inc. (a)	188,665
15,170	Cellebrite DI, Ltd. (a)	140,474
4,844	Cipher Mining, Inc. (a)	50,087
10,713	Cyxtera Technologies, Inc. (a)	99,095
15,911	E2open Parent Holdings, Inc. (a)	179,794
7,399	Evolv Technologies Holdings, Inc. (a)	44,394
2,414	Grid Dynamics Holdings, Inc. (a)	70,537
5,621	indie Semiconductor, Inc. - Class A (a)	69,195
9,553	Innoviz Technologies, Ltd. (a)	55,025
5,257	IronNet, Inc. (a)	89,632
62,058	ironSource, Ltd. - Class A (a)	674,570
3,625	Kaleyra, Inc. (a)	39,911
9,567	Latch, Inc. (a)	107,820
5,104	LiveVox Holdings, Inc. (a)	33,278
24,522	Matterport, Inc. (a)	463,711
7,970	Ouster, Inc. (a)	58,340
7,908	Paya Holdings, Inc. (a)	85,960
23,297	Payoneer Global, Inc. (a)	199,189
30,883	Paysafe, Ltd. (a)	239,343
7,660	Repay Holdings Corporation (a)	176,410
15,315	Rockley Photonics Holdings, Ltd. (a)	115,322
9,169	SmartRent, Inc. (a)	119,380
6,829	Triterras, Inc. - Class A (a)	39,950
11,440	Velodyne Lidar, Inc. (a)	67,725
5,774	WM Technology, Inc. (a)	83,723
		3,948,415
	Materials - 2.0%
13,704	Ardagh Metal Packaging SA (a)	136,492
6,873	Danimer Scientific, Inc. (a)	112,305
11,587	MP Materials Corporation (a)	373,449
11,024	Origin Materials, Inc. (a)	75,073
8,214	PureCycle Technologies, Inc. (a)	109,082
7,977	TMC the metals co, Inc. (a)	36,455
		842,856
	Real Estate - 1.4%
7,754	Doma Holdings, Inc. (a)	57,380
26,208	Opendoor Technologies, Inc. (a)	538,050
		595,430
	Utilities - 0.2%
9,107	ReNew Energy Global plc, Class A (a)	92,891
	TOTAL COMMON STOCKS (Cost $33,188,155)	27,257,516

	SPECIAL PURPOSE ACQUISITION COMPANIES - 34.5%
7,475	890 5th Avenue Partners, Inc. - Class A (a)	74,077
6,120	ACE Convergence Acquisition Corporation - Class A (a)	60,649
6,646	ACON S2 Acquisition Corporation - Class A (a)	66,394
5,402	Alkuri Global Acquisition Corporation - Class A (a)	53,858
5,449	Altimar Acquisition Corporation II - Class A (a)	53,673
10,936	Altimeter Growth Corporation - Class A (a)	111,766
11,165	Altimeter Growth Corporation 2 - Class A (a)	110,422
7,974	Altitude Acquisition Corporation - Class A (a)	78,464
16,134	Apollo Strategic Growth Capital - Class A (a)	157,468
22,931	Apollo Strategic Growth Capital II - Class A (a)	224,036
26,181	Ares Acquisition Corporation - Class A (a)	255,003
3,989	Athena Technology Acquisition Corporation - Class A (a)	39,592
26,211	Austerlitz Acquisition Corporation I - Class A (a)	260,537
52,417	Austerlitz Acquisition Corporation II - Class A (a)	511,066
15,769	Avanti Acquisition Corporation - Class A (a)	154,379
16,152	Bluescape Opportunities Acquisition Corporation - Class A (a)	158,290
9,851	BowX Acquisition Corporation - Class A (a)	98,510
4,233	Bridgetown 2 Holdings, Ltd. - Class A (a)	41,949
13,909	Bridgetown Holdings, Ltd. - Class A (a)	136,447
4,875	Broadstone Acquisition Corporation - Class A (a)	48,506
9,162	Burgundy Technology Acquisition Corporation - Class A (a)	91,162
6,422	CBRE Acquisition Holdings, Inc. - Class A (a)	63,770
21,805	CC Neuberger Principal Holdings II - Class A (a)	214,125
6,273	Cerberus Telecom Acquisition Corporation - Class A (a)	48,992
4,222	CF Acquisition Corporation V (a)	41,798
13,293	Churchill Capital Corporation V - Class A (a)	130,006
8,811	Churchill Capital Corporation VI - Class A (a)	86,083
27,757	Churchill Capital Corporation VII - Class A (a)	269,798
7,341	CITIC Capital Acquisition Corporation - Class A (a)	73,190
5,942	CM Life Sciences III, Inc. - Class A (a)	58,945
22,009	Cohn Robbins Holdings Corporation - Class A (a)	216,128
20,805	Compute Health Acquisition Corporation - Class A (a)	203,265
4,439	Concord Acquisition Corporation - Class A (a)	44,745
19,615	Conx Corporation - Class A (a)	192,227
6,322	Decarbonization Plus Acquisition Corporation II - Class A (a)	62,525
5,099	Decarbonization Plus Acquisition Corporation III - Class A (a)	51,245
3,794	DFP Healthcare Acquisitions Corporation - Class A (a)	37,636
5,981	dMY Technology Group, Inc. III - Class A (a)	62,202
5,475	dMY Technology Group, Inc. IV - Class A (a)	54,257
7,940	DPCM Capital, Inc. - Class A (a)	77,574
4,328	Dragoneer Growth Opportunities Corporation II - Class A (a)	43,064
10,103	Dragoneer Growth Opportunities Corporation III - Class A (a)	99,009
15,786	E.Merge Technology Acquisition Corporation - Class A (a)	155,019
5,507	ECP Environmental Growth Opportunities Corporation - Class A (a)	54,409
4,204	Environmental Impact Acquisition Corporation - Class A (a)	41,578
10,946	Equity Distribution Acquisition Corporation - Class A (a)	107,490
15,791	Far Peak Acquisition Corporation - Class A (a)	157,120
5,323	Fast Acquisition Corporation - Class A (a)	67,655
6,601	Fintech Acquisition Corporation V - Class A (a)	66,868
11,012	FirstMark Horizon Acquisition Corporation - Class A (a)	107,918
5,059	Foresight Acquisition Corporation - Class A (a)	49,882
5,768	GigCapital4, Inc. (a)	56,872
15,020	GO Acquisition Corporation - Class A (a)	147,346
12,593	Gores Guggenheim, Inc. - Class A (a)	128,700
8,688	Gores Holdings VII, Inc. - Class A (a)	84,969
11,696	Gores Metropoulos II, Inc. - Class A (a)	115,556
19,892	GS Acquisition Holdings Corporation II - Class A (a)	203,296
13,959	Health Assurance Acquisition Corporation - Class A (a)	136,519
3,799	HealthCor Catalio Acquisition Corporation - Class A (a)	37,610
9,159	Hennessy Capital Investment Corporation V - Class A (a)	90,399
5,892	HH&L Acquisition Company - Class A (a)	57,270
4,309	Highland Transcend Partners I Corporation - Class A (a)	42,745
6,704	Horizon Acquisition Corporation - Class A (a)	66,906
13,876	Horizon Acquisition Corporation II - Class A (a)	135,985
7,977	IG Acquisition Corporation - Class A (a)	78,095
4,837	Investindustrial Acquisition Corporation - Class A (a)	48,031
4,027	ION Acquisition Corporation 2, Ltd. - Class A (a)	39,908
4,199	Isos Acquisition Corporation - Class A (a)	41,906
7,341	Ivanhoe Capital Acquisition Corporation - Class A (a)	72,676
27,311	Jaws Mustang Acquisition Corporation - Class A (a)	266,555
3,829	Kensington Capital Acquisition Corporation II - Class A (a)	31,704
8,969	Khosla Ventures Acquisition Company - Class A (a)	88,524
6,401	Khosla Ventures Acquisition Company II - Class A (a)	65,162
14,308	Khosla Ventures Acquisition Company III - Class A (a)	140,218
42,712	KKR Acquisition Holdings I Corporation - Class A (a)	416,442
9,088	Lazard Growth Acquisition Corporation I (a)	88,426
6,549	Legato Merger Corporation (a)	68,895
14,750	Liberty Media Acquisition Corporation - Class A (a)	148,680
3,796	Lionheart Acquisition Corporation II - Class A (a)	37,637
6,670	Live Oak Acquisition Corporation II - Class A (a)	66,567
10,954	Longview Acquisition Corporation II - Class A (a)	108,335
9,176	Lux Health Tech Acquisition Corporation - Class A (a)	90,017
9,804	Marquee Raine Acquisition Corporation - Class A (a)	97,942
4,528	MCAP Acquisition Corporation - Class A (a)	44,691
4,232	MDH Acquisition Corporation - Class A (a)	41,685
4,204	MedTech Acquisition Corporation - Class A (a)	41,746
10,879	Montes Archimedes Acquisition Corporation - Class A (a)	101,719
5,936	Motive Capital Corporation - Class A (a)	58,766
8,409	Mudrick Capital Acquisition Corporation II - Class A (a)	83,670
5,466	NextGen Acquisition Corporation II - Class A (a)	54,168
11,012	Northern Genesis Acquisition Corporation II (a)	109,349
10,483	Northern Star Investment Corporation II - Class A (a)	104,096
4,218	Novus Capital Corporation II - Class A (a)	41,758
5,166	Pathfinder Acquisition Corporation - Class A (a)	51,040
53,140	Pershing Square Tontine Holdings, Ltd. - Class A (a)	1,046,858
10,607	Pioneer Merger Corporation - Class A (a)	105,328
4,955	Power & Digital Infrastructure Acquisition Corporation - Class A (a)	50,095
10,990	Primavera Capital Acquisition Corporation - Class A (a)	107,152
5,502	Queen’s Gambit Growth Capital - Class A (a)	54,305
15,106	RedBall Acquisition Corporation - Class A (a)	148,643
25,992	Reinvent Technology Partners Y - Class A (a)	258,101
10,725	Ribbit LEAP, Ltd. - Class A (a)	108,537
6,151	Roman DBDR Tech Acquisition Corporation - Class A (a)	62,187
15,288	ScION Tech Growth I - Class A (a)	148,752
6,113	SCVX Corporation - Class A (a)	60,702
11,018	Senior Connect Acquisition Corporation I - Class A (a)	107,646
6,874	Seven Oaks Acquisition Corporation - Class A (a)	68,259
4,918	Silver Crest Acquisition Corporation - Class A (a)	48,344
4,924	Simon Property Group Acquisition Holdings, Inc. - Class A (a)	48,009
8,202	Slam Corporation - Class A (a)	79,970
12,175	Social Capital Hedosophia Holdings Corporation IV - Class A (a)	123,211
30,453	Social Capital Hedosophia Holdings Corporation VI - Class A (a)	309,098
8,675	Spartan Acquisition Corporation III - Class A (a)	85,709
11,829	Sports Entertainment Acquisition Corporation - Class A (a)	118,527
4,577	Spring Valley Acquisition Corporation - Class A (a)	39,774
10,661	Star Peak Corporation II (a)	76,013
15,381	SVF Investment Corporation - Class A (a)	150,119
3,846	SVF Investment Corporation 2 - Class A (a)	37,768
8,757	SVF Investment Corporation 3 - Class A (a)	86,081
8,328	Switchback II Corporation - Class A (a)	82,947
38,074	Tailwind Acquisition Corporation - Class A (a)	372,364
4,199	Thimble Point Acquisition Corporation - Class A (a)	41,738
9,296	TPG Pace Beneficial Finance Corporation - Class A (a)	98,073
13,583	Trebia Acquisition Corporation - Class A (a)	134,608
3,838	Velocity Acquisition Corporation - Class A (a)	37,843
6,065	Virtuoso Acquisition Corporation - Class A (a)	60,104
5,515	VPC Impact Acquisition Holdings - Class A (a)	55,757
13,000	Vy Global Growth - Class A (a)	127,530
6,863	Yucaipa Acquisition Corporation - Class A (a)	67,806
5,511	Zanite Acquisition Corporation - Class A (a)	55,716
		14,421,026
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $15,720,505)	14,421,026

	SHORT-TERM INVESTMENTS - 0.5%
216,350	First American Government Obligations Fund - Class X, 0.03% (b)	216,350
	TOTAL SHORT-TERM INVESTMENTS (Cost $216,350)	216,350

	TOTAL INVESTMENTS - 100.1% (Cost $49,125,010)	41,894,892
	Liabilities in Excess of Other Assets - (0.1)%	(39,957)
	NET ASSETS - 100.0%	$41,854,935

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of September 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$27,257,516	$-	$-	$27,257,516
Special Purpose Acquisition Companies	14,421,026	-	-	14,421,026
Short-Term Investments	216,350	-	-	216,350
Total Investments in Securities	$41,894,892	$-	$-	$41,894,892

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended September 30, 2021, the Funds did not recognize any transfers to or from Level 3.